LOAN RECEIVABLES	12 Months Ended
Dec. 31, 2024
LOAN RECEIVABLES
Loan receivables	NOTE 13 – LOAN RECEIVABLES

USDm	2024	2023	2022
Loan receivables
Cost:
Balance as of January 01	4.7	4.7	4.7
Balance as of December 31	4.7	4.7	4.7

Expected credit loss:
Balance as of January 01	0.2	0.1	0.1
Additions during the year	—	0.1	—
Balance as of December 31	0.2	0.2	0.1

Carrying amount as of December 31	4.5	4.5	4.6
The loans were issued as part of sale and lease back transactions in 2019 for two MR vessels. The loans will mature in 2026 and have an interest rate applicable fixed at 1% per annum.
Expected credit loss is recognized based on the 12-month expected credit losses.
Accounting Policies
Loan receivables
Loan receivables are initially recognized on the balance sheet as fair value less transaction costs. After initial recognition, loan receivables are measured at amortized cost. Amortized cost is defined as the amount initially recognized reduced by principal repayments and allowances for the expected credit loss (ECL).